Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance, Gains and Losses on Hedging Derivatives	$ 750	$ (11,700)
Other comprehensive income (loss) before reclassifications, Gains and Losses on Hedging Derivatives	(4,523)	2,570	$ (9,498)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Gains and Losses on Hedging Derivatives	973	9,880	5,798
Net current-period other comprehensive (loss) income , Gains and Losses on Hedging Derivatives	(3,550)	12,450
Ending Balance, Gains and Losses on Hedging Derivatives	(2,800)	750	(11,700)
Beginning Balance, Foreign Currency Gain (Loss)	(326,170)	(351,665)
Other comprehensive income (loss) before reclassifications, Foreign Currency Gain (Loss)	68,657	25,495	(205,397)
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Foreign Currency Gain (Loss)	0	0
Net current-period other comprehensive (loss) income , Foreign Currency Gain (Loss)	68,657	25,495
Ending Balance, Foreign Currency Gain (Loss)	(257,513)	(326,170)	(351,665)
Beginning Balance, Adjustment to Early Retiree Medical Plan	7,577	12,003
Other comprehensive income (loss) before reclassifications, Adjustment to Early Retiree Medical Plan	(1,530)	(3,589)	1,485
Amounts reclassified from accumulated other comprehensive (loss) income into earnings, Adjustment to Early Retiree Medical Plan	(415)	(837)	(742)
Net current-period other comprehensive (loss) income , Adjustment to Early Retiree Medical Plan	(1,945)	(4,426)
Ending Balance, Adjustment to Early Retiree Medical Plan	5,632	7,577	12,003
Beginning Balance	(317,843)	(351,362)
Other comprehensive income (loss) before reclassifications	62,604	24,476
Amounts reclassified from accumulated other comprehensive (loss) income into earnings	558	9,043
Net current-period other comprehensive (loss) income	63,162	33,519	(205,654)
Ending Balance	$ (254,681)	$ (317,843)	$ (351,362)